Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of other comprehensive income components

EUR million
	2021	2020	2019
Other comprehensive income	(32,719)	(33,144)	(24,168)
Items that will not be reclassified to profit or loss	(4,241)	(5,328)	(4,288)
Actuarial gains and losses on defined benefit pension plans	(3,986)	(5,002)	(4,764)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(8)	(2)	1
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(157)	(308)	514
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	275	159	44
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(275)	(159)	(44)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(90)	(16)	(39)
Items that may be reclassified to profit or loss	(28,478)	(27,816)	(19,880)
Hedges of net investments in foreign operations (Effective portion)	(4,283)	(3,124)	(5,464)
Exchange differences	(23,887)	(26,911)	(16,701)
Hedging derivatives. Cash flow hedges (Effective portion)	(276)	295	300
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	436	2,411	2,321
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(468)	(487)	(336)

Schedule of changes in fair value of equity instruments that will not be reclassified	The following is a breakdown of the composition of the balance as of 31 December 2021, 2020 and 2019 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2021
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	25	(663)	(638)	759
International
Rest of Europe	39	(58)	(19)	170
United States	13	(4)	9	31
Latin America and rest	496	(5)	491	1,493
	573	(730)	(157)	2,453
Of which:
Publicly listed	500	(44)	456	1,521
Non publicly listed	73	(686)	(613)	932

EUR million
	2020
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	28	(849)	(821)	1,032
International
Rest of Europe	65	(76)	(11)	314
United States	7	(4)	3	25
Latin America and rest	525	(4)	521	1,412
	625	(933)	(308)	2,783
Of which:
Publicly listed	525	(31)	494	1,424
Non publicly listed	100	(902)	(802)	1,359

EUR million
	2019
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	21	(445)	(424)	184
International
Rest of Europe	68	(72)	(4)	379
United States	15	(3)	12	44
Latin America and rest	934	(4)	930	2,256
	1,038	(524)	514	2,863
Of which:
Publicly listed	936	(14)	922	2,283
Non publicly listed	102	(510)	(408)	580

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss
The detail, by country is as follows:

EUR million
	2021	2020	2019
Net balance at end of year*	(28,170)	(30,035)	(22,165)
Of which:
Brazilian real	(17,440)	(17,417)	(13,579)
Pound sterling	(3,415)	(4,205)	(3,135)
Mexican peso	(3,088)	(3,091)	(2,439)
Argentine peso*	(2,109)	(2,288)	(2,094)
Chilean peso	(2,039)	(1,776)	(1,560)
US dollar	1,536	387	1,654
Polish zloty	(809)	(788)	(501)
Other	(806)	(857)	(511)
*Grupo Santander changed its accounting policy in relation to the presentation of exchange differences and the effects of hyperinflation of the operations generated in Argentina, reclassifying at 1 January 2019 an amount of EUR -1,984 million from the heading 'Other reserves' to 'Accumulated other comprehensive income' (see note 2.a and 33.b).
The breakdown of translation differences by currency is as follows:

EUR million
2021				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From results*	From net assets
Brazilian real	(16,032)	(15,913)	119	30	19	70
Pound sterling	(4,602)	(3,504)	1,098	41	38	1,019
Mexican peso	(2,393)	(2,012)	381	26	29	326
Argentine peso	(2,287)	(2,109)	178	—	—	178
Chilean peso	(1,450)	(1,852)	(402)	(55)	(43)	(304)
US dollar	1,253	2,775	1,522	125	102	1,295
Polish zloty	(638)	(678)	(40)	(9)	(1)	(30)
Other	(762)	(594)	168	9	11	148
Total Group	(26,911)	(23,887)	3,024	167	155	2,702
*Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2020				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From results*	From net assets
Brazilian real	(10,704)	(16,032)	(5,328)	(1,280)	(190)	(3,858)
Pound sterling	(3,329)	(4,602)	(1,273)	(455)	(4)	(814)
Mexican peso	(1,547)	(2,393)	(846)	(59)	(2)	(785)
Argentine peso	(2,094)	(2,287)	(193)	—	—	(193)
Chilean peso	(1,181)	(1,450)	(269)	(18)	15	(266)
US dollar	2,833	1,253	(1,580)	(143)	(58)	(1,379)
Polish zloty	(249)	(638)	(389)	(133)	(5)	(251)
Other	(430)	(762)	(332)	(16)	(10)	(306)
Total Group	(16,701)	(26,911)	(10,210)	(2,104)	(254)	(7,852)
*Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2021, 2020 and 2019 is as follows:

EUR million
	31 December 2021
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	271	—	271	12,917
Rest of Europe	544	(118)	426	20,397
Latin America and rest of the world	334	(438)	(104)	49,847
Private-sector debt securities	80	(237)	(157)	22,424
	1,229	(793)	436	105,585

EUR million
	31 December 2020
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	693	—	693	19,314
Rest of Europe	915	(69)	846	23,116
Latin America and rest of the world	785	(73)	712	51,026
Private-sector debt securities	181	(21)	160	24,714
	2,574	(163)	2,411	118,170

EUR million
	31 December 2019
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	947	(2)	945	32,413
Rest of Europe	664	(38)	626	19,052
Latin America and rest of the world	839	(121)	718	51,284
Private-sector debt securities	81	(49)	32	20,096
	2,531	(210)	2,321	122,845

Schedule of changes in other comprehensive income for entities accounted for using the equity method
The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	(489)	(335)	(320)
Revaluation gains/(losses)	7	(170)	(22)
Net amounts transferred to profit or loss	6	16	7
Balance at end of year	(476)	(489)	(335)
Of which:
Zurich Santander Insurance América, S.L.	(332)	(298)	(171)